EARNINGS PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EARNINGS PER SHARE
Antidilutive securities (in shares)	3,751,255	11,194	182,823
Bonus shares issued on forward share split (in shares)	14.396
Common Class A [Member] | Prior Acquisition
EARNINGS PER SHARE
Restrictions issued acquisition	367,353	313,529	391,911